UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02265

The Value Line Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 9/30/10 is included with this Form.

The Value Line Fund, Inc.

Schedule of Investments (unaudited)	September 30, 2010

Shares		Value

COMMON STOCKS (91.7%)

	CONSUMER DISCRETIONARY (18.6%)
5,700	AutoZone, Inc. *	$1,304,787
12,000	BorgWarner, Inc. *	631,440
19,000	Buckle, Inc. (The)	504,260
5,000	Buffalo Wild Wings, Inc. *	239,450
3,100	Chipotle Mexican Grill, Inc. *	533,200
17,000	Deckers Outdoor Corp. *	849,320
25,000	DIRECTV Class A *	1,040,750
12,000	Dollar Tree, Inc. *	585,120
24,000	Expedia, Inc.	677,040
9,000	Gildan Activewear, Inc. *	252,810
15,000	Guess?, Inc.	609,450
9,000	J. Crew Group, Inc. *	302,580
5,000	Jo-Ann Stores, Inc. *	222,750
27,000	Johnson Controls, Inc.	823,500
3,000	LKQ Corp. *	62,400
3,000	Lululemon Athletica, Inc. *	134,160
5,400	National Presto Industries, Inc.	574,938
2,000	Netflix, Inc. *	324,320
2,000	O’Reilly Automotive, Inc. *	106,400
13,000	Panera Bread Co. Class A *	1,151,930
3,700	Peet’s Coffee & Tea, Inc. *	126,651
6,000	Priceline.com, Inc. *	2,090,040
16,000	Shaw Communications, Inc. Class B	352,160
4,000	Strayer Education, Inc.	698,000
3,000	Tim Hortons, Inc.	109,230
22,000	TJX Companies, Inc. (The)	981,860
2,000	Tractor Supply Co.	79,320
12,000	TRW Automotive Holdings Corp. *	498,720
1,000	Unifirst Corp.	44,150
15,000	Warnaco Group, Inc. (The) *	766,950
26,000	Yum! Brands, Inc.	1,197,560
		17,875,246

	CONSUMER STAPLES (9.7%)
2,000	British American Tobacco PLC ADR	149,420
13,200	Casey’s General Stores, Inc.	551,100
14,000	Church & Dwight Co., Inc.	909,160
10,000	Corn Products International, Inc.	375,000
8,000	Cott Corp. *	62,800
26,600	Diamond Foods, Inc.	1,090,334
6,200	Energizer Holdings, Inc. *	416,826
24,000	Flowers Foods, Inc.	596,160
12,000	General Mills, Inc.	438,480
57,000	Green Mountain Coffee Roasters, Inc. *	1,777,830
21,000	Hormel Foods Corp.	936,600
22,000	J&J Snack Foods Corp.	922,460
1,900	Lancaster Colony Corp.	90,250
15,700	TreeHouse Foods, Inc. *	723,770
6,000	Whole Foods Market, Inc. *	222,660
		9,262,850

	ENERGY (1.4%)
2,000	Core Laboratories N.V.	176,080
3,000	Enbridge, Inc.	156,900
15,000	QEP Resources, Inc.	452,100
18,000	Southwestern Energy Co. *	601,920
		1,387,000

Shares		Value

	FINANCIALS (3.4%)
21,000	AFLAC, Inc.	$1,085,910
3,000	Bank of Montreal	173,250
2,400	BlackRock, Inc.	408,600
8,000	Royal Bank of Canada	417,040
9,000	Stifel Financial Corp. *	416,610
15,000	T. Rowe Price Group, Inc.	750,975
		3,252,385

	HEALTH CARE (17.6%)
9,000	Allergan, Inc.	598,770
2,600	Bio-Rad Laboratories, Inc. Class A *	235,326
19,400	Catalyst Health Solutions, Inc. *	683,074
9,000	Cerner Corp. *	755,910
24,400	Computer Programs & Systems, Inc.	1,038,708
3,000	DENTSPLY International, Inc.	95,910
33,000	Edwards Lifesciences Corp. *	2,212,650
24,000	Express Scripts, Inc. *	1,168,800
9,000	Haemonetics Corp. *	526,770
12,000	Henry Schein, Inc. *	702,960
6,000	Hospira, Inc. *	342,060
13,000	Illumina, Inc. *	639,600
1,800	Intuitive Surgical, Inc. *	510,732
4,000	Life Technologies Corp. *	186,760
14,000	Medco Health Solutions, Inc. *	728,840
8,000	MEDNAX, Inc. *	426,400
15,000	Novo Nordisk A/S ADR	1,476,600
17,500	Owens & Minor, Inc.	498,050
38,000	ResMed, Inc. *	1,246,780
11,000	Sirona Dental Systems, Inc. *	396,440
18,000	Teva Pharmaceutical Industries Ltd. ADR	949,500
7,000	Thermo Fisher Scientific, Inc. *	335,160
24,000	Thoratec Corp. *	887,520
9,000	Volcano Corp. *	233,820
		16,877,140

	INDUSTRIALS (14.3%)
15,000	AMETEK, Inc.	716,550
18,600	Applied Signal Technology, Inc.	462,768
6,000	C.H. Robinson Worldwide, Inc.	419,520
7,700	Canadian National Railway Co.	492,954
2,000	Copart, Inc. *	65,940
6,100	Cubic Corp.	248,880
18,000	Danaher Corp.	730,980
14,000	Donaldson Co., Inc.	659,820
10,900	Elbit Systems Ltd.	578,027
5,000	HEICO Corp.	228,200
6,000	Hunt (J.B.) Transport Services, Inc.	208,200
16,000	IHS, Inc. Class A *	1,088,000
14,000	ITT Corp.	655,620
9,000	Kansas City Southern *	336,690
7,000	L-3 Communications Holdings, Inc.	505,890
3,000	Lennox International, Inc.	125,070
1,000	Middleby Corp. (The) *	63,390
9,000	Navistar International Corp. *	392,760
6,000	Oshkosh Corp. *	165,000
50,000	Rollins, Inc.	1,169,000
12,000	Roper Industries, Inc.	782,160
12,000	Stericycle, Inc. *	833,760
6,000	Toro Co. (The)	337,380
12,000	United Technologies Corp.	854,760

1

The Value Line Fund, Inc.

September 30, 2010

Shares		Value
11,000	URS Corp. *	$417,780
7,000	Valmont Industries, Inc.	506,800
1,500	W.W. Grainger, Inc.	178,665
12,000	Waste Connections, Inc. *	475,920
		13,700,484

	INFORMATION TECHNOLOGY (17.6%)
21,000	Accenture PLC Class A	892,290
12,000	Acme Packet, Inc. *	455,280
15,000	Advent Software, Inc. *	782,850
9,000	Alliance Data Systems Corp. *	587,340
9,000	Amphenol Corp. Class A	440,820
9,000	ANSYS, Inc. *	380,250
25,000	Check Point Software Technologies Ltd. *	923,250
33,000	Cognizant Technology Solutions Corp. Class A *	2,127,510
15,000	Dolby Laboratories, Inc. Class A *	852,150
7,000	Equinix, Inc. *	716,450
5,000	F5 Networks, Inc. *	519,050
3,000	FactSet Research Systems, Inc.	243,390
700	Google, Inc. Class A *	368,053
36,000	Informatica Corp. *	1,382,760
2,200	MasterCard, Inc. Class A	492,800
4,000	MICROS Systems, Inc. *	169,320
25,000	Open Text Corp. *	1,176,000
51,000	Oracle Corp.	1,369,350
6,000	Rovi Corp. *	302,460
6,000	Salesforce.com, Inc. *	670,800
13,000	Solera Holdings, Inc.	574,080
12,000	SuccessFactors, Inc. *	301,320
20,000	TIBCO Software, Inc. *	354,800
6,000	VMware, Inc. Class A *	509,640
3,000	WebMD Health Corp. *	149,610
5,000	Wright Express Corp. *	178,550
		16,920,173

	MATERIALS (7.5%)
10,000	Ball Corp.	588,500
37,000	Crown Holdings, Inc. *	1,060,420
15,000	FMC Corp.	1,026,150
6,200	NewMarket Corp.	704,816
9,000	Praxair, Inc.	812,340
8,000	Rock-Tenn Co. Class A	398,480
15,000	Scotts Miracle-Gro Co. (The) Class A	775,950
12,000	Sigma-Aldrich Corp.	724,560
25,000	Silgan Holdings, Inc.	792,500
9,000	Valspar Corp. (The)	286,650
		7,170,366

	TELECOMMUNICATION SERVICES (0.1%)
2,000	Telefonica S.A. ADR	148,300

	UTILITIES (1.5%)
12,000	ITC Holdings Corp.	747,000
18,000	Questar Corp.	315,540
6,000	Wisconsin Energy Corp.	346,800
		1,409,340

	TOTAL COMMON STOCKS AND TOTAL INVESTMENT SECURITIES (91.7%) (Cost $63,619,716)	88,003,284

Principal Amount		Value

SHORT-TERM INVESTMENTS (8.2%)

	REPURCHASE AGREEMENTS (1) (8.2%)
$7,800,000	With Morgan Stanley, 0.18%, dated 09/30/10, due 10/01/10, delivery value $7,800,039 (collateralized by $7,800,000 U.S. Treasury Notes 1.3750%, due 05/15/13, with a value of $8,004,750)	$7,800,000

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,800,000) (8.2%)	7,800,000

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)		137,153

NET ASSETS (2) (100%)		$95,940,437

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($95,940,437 ÷ 12,575,921 shares outstanding)		$7.63

*	Non-income producing.
(1)	The Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.
(2)
For federal income tax purposes, the aggregate cost was $71,419,716, aggregate gross unrealized appreciation was $25,466,069, aggregate gross unrealized depreciation was $1,082,501 and the net unrealized appreciation was $24,383,568.

ADR	American Depositary Receipt.

2

In accordance with Financial Accounting Standards Board Accounting Standards Codification (FASB ASC 820-10), Fair Value Measurements and Disclosures, (formerly Statement of Financial Accounting Standards (“SFAS”) No. 157), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

●	Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2: Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

●	Level 3: Inputs that are unobservable.

In April 2009, the Fund adopted the authoritative guidance included in FASB ASC 820-10, Fair Value Measurements and Disclosures, on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly (formerly FSP FAS 157-4). FASB ASC 820-10-35-51A to 51H indicates that if an entity determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10. The guidance also requires additional disclosures regarding inputs and valuation techniques used, change in valuation techniques and related inputs, if any, and more disaggregated information relating to debt and equity securities.

Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at value:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$88,003,284	$0	$0	$88,003,284
Short-Term Investments	0	7,800,000	0	7,800,000
Total Investments in Securities	$88,003,284	$7,800,000	$0	$95,803,284

As of September 30, 2010, there was no significant security transfer activity from Level 1 to Level 2 or from Level 2 to Level 1.

For the period ended September 30, 2010, there were no Level 3 investments. The types of inputs used to value each security are identified in the Schedule of Investments, which also includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 23, 2010